Condensed Consolidated Interim Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expenses
General and administrative	$ 2,321	$ 6,801	$ 4,565	$ 10,099
Demonstration Plant operations	1,137	2,009	1,992	3,475
Management and directors' fees	505	1,018	982	1,508
Share-based compensation	1,866	570	3,286	3,251
Separation benefits			100
Other	6		12
Foreign exchange loss (gain)	719	(102)	721	(226)
Loss from operations	6,554	10,296	11,658	18,107
Gain on deconsolidation of subsidiaries		164,099		164,099
Interest and other income	230	128	480	280
Fair value (loss) gain on Investment in Aqualung	(238)		2,752
Fair value gain on financial asset - FID	2,542	391	3,283	391
Investment loss from Joint Ventures	(1,260)	(158)	(2,244)	(158)
Interest expense	(8)	(15)	(18)	(29)
Net (loss) income before income taxes	(5,288)	154,149	(7,405)	146,476
Deferred income tax benefit (expense)	306	(25,870)	873	(25,870)
Net (loss) income	(4,982)	128,279	(6,532)	120,606
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	984	7	1,004	(3)
Total comprehensive (loss) income	$ (3,998)	$ 128,286	$ (5,528)	$ 120,603
Weighted average number of common shares outstanding - Basic	196,603,088	183,647,591	194,596,722	180,935,332
Weighted average number of common shares outstanding - Diluted	196,603,088	185,890,120	194,596,722	183,435,020
Basic (loss) earnings per share (in USD per share)	$ (0.03)	$ 0.7	$ (0.03)	$ 0.67
Diluted (loss) earnings per share (in USD per share)	$ (0.03)	$ 0.69	$ (0.03)	$ 0.66